Leases - Operating lease future minimum rent payments (Details)	Sep. 30, 2024 USD ($)
Operating Lease - Future minimum rent payments
Year ending December 31, 2024	$ 31,890
Year ending December 31, 2025	128,520
Year ending December 31, 2026	131,440
Year ending December 31, 2027	125,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	500,130
Less imputed interest	(141,909)
Present value of payments	$ 358,221